Expenses by nature - Summary of Expense By Nature (Parenthetical) (Details) - CNY (¥) ¥ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure Expense By Nature [Abstract]
Research and development expense	¥ 1,180	¥ 1,140
Employee benefits expenses for research and development	¥ 1,094	¥ 1,055